Annual Fund Operating Expenses	Apr. 24, 2026
T. Rowe Price California Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.59%
T. Rowe Price California Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.43%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
T. Rowe Price Georgia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.56%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
T. Rowe Price Georgia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.08%	[3]
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.43%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
T. Rowe Price New Jersey Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	0.57%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
T. Rowe Price New Jersey Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.12%	[5]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	0.43%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
T. Rowe Price New York Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	0.53%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
T. Rowe Price New York Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.10%	[7]
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.05%)	[7]
Net Expenses (as a percentage of Assets)	0.43%	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
T. Rowe Price Virginia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.56%
T. Rowe Price Virginia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.43%

[1]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.56%. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.56%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.57%. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.57%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[5]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[6]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.53%. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.53%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[7]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).